Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2015
Stock-based compensation
Stock-based compensation, fair value assumptions

U.S. Cellular estimated the fair value of stock options granted during 2015, 2014 and 2013 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2015	2014	2013
Expected life	4.6 years	4.5 years	4.6-9.0 years
Expected annual volatility rate	30.1%	28.0%-28.1%	29.2%-39.6%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.4%-1.5%	0.7%-2.4%
Estimated annual forfeiture rate	9.7%	9.4%	0.0%-8.1%

Summary of stock options

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2015, is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2014	3,388,000	$41.51
(1,586,000 exercisable)		$45.28
Granted	1,279,000	36.42
Exercised	(321,000)	32.94
Forfeited	(110,000)	37.57
Expired	(134,000)	43.77
Outstanding at December 31, 2015	4,102,000	$40.62	$11,292,000	6.80
(1,849,000 exercisable)		$44.33	$3,733,000	4.60

Summary of nonvested restricted stock units

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2015 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2014	1,142,000	$35.60
Granted	478,000	37.24
Vested	(349,000)	34.05
Forfeited	(77,000)	35.76
Nonvested at December 31, 2015	1,194,000	$36.70

Stock-based compensation

The following table summarizes stock‑based compensation expense recognized during 2015, 2014 and 2013:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Stock option awards	$11,231	$9,513	$5,810
Restricted stock unit awards	12,716	12,125	9,485
Deferred compensation bonus and matching stock unit awards	241	185	2
Awards under Non-Employee Director compensation plan	560	560	547
Total stock-based compensation, before income taxes	24,748	22,383	15,844
Income tax benefit	(9,352)	(8,454)	(5,984)
Total stock-based compensation expense, net of income taxes	$15,396	$13,929	$9,860

Stock-based compensation, allocation by financial statement line item

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2015	2014	2013
(Dollars in thousands)
Selling, general and administrative expense	$22,233	$19,429	$12,933
System operations	2,515	2,954	2,911
Total stock-based compensation expense	$24,748	$22,383	$15,844